STOCK-BASED COMPENSATION PLANS - Quebecor Media exercise price range of options (Details) - Quebecor Media stock option plan	Dec. 31, 2017 CAD ($) Option Y	Dec. 31, 2016 CAD ($) Option	Dec. 31, 2015 CAD ($) Option
Range of exercise price
Number of shares outstanding | Option	595,827	980,905	1,482,494
Weighted average exercise price of outstanding options	$ 62.84	$ 61.71	$ 60.44
Number of vested options | Option	226,200	163,550
Weighted average exercise price of vested options	$ 58.78	$ 54.90
$37.91 to 53.40
Range of exercise price
Number of shares outstanding | Option	55,200
Weighted average years to maturity | Y	2.85
Weighted average exercise price of outstanding options	$ 45.69
Number of vested options | Option	55,200
Weighted average exercise price of vested options	$ 45.69
$37.91 to 53.40 | Minimum
Range of exercise price
Weighted average exercise price of outstanding options	37.91
$37.91 to 53.40 | Maximum
Range of exercise price
Weighted average exercise price of outstanding options	$ 53.40
$57.35 to 70.56
Range of exercise price
Number of shares outstanding | Option	540,627
Weighted average years to maturity | Y	6.46
Weighted average exercise price of outstanding options	$ 64.60
Number of vested options | Option	171,000
Weighted average exercise price of vested options	$ 63.01
$57.35 to 70.56 | Minimum
Range of exercise price
Weighted average exercise price of outstanding options	57.35
$57.35 to 70.56 | Maximum
Range of exercise price
Weighted average exercise price of outstanding options	$ 70.56
$37.91 to 70.56
Range of exercise price
Number of shares outstanding | Option	595,827
Weighted average years to maturity | Y	6.13
Weighted average exercise price of outstanding options	$ 62.84
Number of vested options | Option	226,200
Weighted average exercise price of vested options	$ 58.78
$37.91 to 70.56 | Minimum
Range of exercise price
Weighted average exercise price of outstanding options	37.91
$37.91 to 70.56 | Maximum
Range of exercise price
Weighted average exercise price of outstanding options	$ 70.56